BLACKROCK MUNIYIELD QUALITY FUND, INC.

AMENDED AND RESTATED

BYLAWS

Effective as of November 2, 2021

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TABLE OF CONTENTS

Page

Article I

SHAREHOLDER MEETINGS

Article II

DIRECTORS

Article III

OFFICERS

Section 1............. Officers of the Fund.......................................................................................... 24

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Article IV

LIMITATIONS OF LIABILITY AND INDEMNIFICATION

Article V

STOCK

Article VI

MISCELLANEOUS

Article VII

AMENDMENT OF BYLAWS

Section 1............. Amendment and Repeal of Bylaws.................................................................. 30

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BLACKROCK MUNIYIELD QUALITY FUND, INC.

BYLAWS

These Bylaws are made and adopted pursuant to the Articles of Incorporation, dated as of May 4, 1992, as from time to time amended (hereinafter called the “Charter”), of BlackRock MuniYield Quality Fund, Inc. (the “Fund”).

Definitions. As used in these Bylaws, the following terms shall have the following meanings:

“12(d) Holder” shall have the meaning set forth in Section 1 of Article II.

“1940 Act” shall mean the Investment Company Act of 1940 and the rules and regulations promulgated thereunder.

“5% Holder” shall have the meaning set forth in Section 1 of Article II.

“Act” shall have the meaning set forth in Section 4 of Article VI.

“Bylaws” shall mean these Bylaws of the Fund as amended or restated from time to time by the Directors.

“Code” shall mean the Internal Revenue Code of 1986, as amended, and the regulations promulgated thereunder.

“Contested Election” shall mean any election of Directors in which the number of persons nominated for election as Directors in accordance with Section 7 of Article I exceeds the number of Directors to be elected, with the determination that any election of Directors is a Contested Election to be made by the Secretary or other officer of the Fund prior to the time the Fund mails its initial proxy statement in connection with such election of Directors. If, prior to the time the Fund mails its initial proxy statement in connection with such election of Directors, one or more persons nominated for election as a Director are withdrawn such that the number of persons nominated for election as Director no longer exceeds the number of Directors to be elected, such election shall not be considered a Contested Election.

“Directors” and “Board of Directors” shall mean the persons duly elected or appointed to the Board of Trustees or Board of Directors, as the case may be, of the Fund from time to time, so long as they shall continue in office, and all other persons who at the time in question have been duly elected or appointed and have qualified as directors or trustees in accordance with the provisions hereof and are then in office.

“Disabling Conduct” shall have the meaning set forth in Section 2(a) of Article IV.

“Exchange Act” shall mean the Securities Exchange Act of 1934, as amended, and the rules and regulations promulgated thereunder.

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“immediate family member” shall mean any parent, child, spouse, spouse of a parent, spouse of a child, brother or sister (including step and adoptive relationships).

“Indemnitee” shall have the meaning set forth in Section 2(a) of Article IV.

“Independent Director” shall mean a Director that is not an “interested person” as defined in Section 2(a)(19) of the 1940 Act.

“Independent Non-Party Directors” shall have the meaning set forth in Section 2(b) of Article IV.

“investment company” shall have the meaning set forth in Section 1 of Article II.

“Management Director” shall have the meaning set forth in Section 1 of Article II.

“MGCL” shall have the meaning set forth in Section 2 of Article II.

“nominated or seated” shall have the meaning set forth in Section 1 of Article II.

“Non-Management Director” shall have the meaning set forth in Section 1 of Article II.

“Person” shall mean and include natural persons, corporations, partnerships, trusts, limited liability companies, associations, joint ventures and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof.

“Prohibited Conduct” shall have the meaning set forth in Section 1 of Article II.

“Proposed Nominee” shall have the meaning set forth in Section 7 of Article I.

“Proposed Nominee Associated Person” of any Proposed Nominee shall mean (A) any Person acting in concert with such Proposed Nominee, (B) any direct or indirect beneficial owner of Shares owned of record or beneficially by such Proposed Nominee or Person acting in concert with the Proposed Nominee and (C) any Person controlling, controlled by or under common control with such Proposed Nominee or a Proposed Nominee Associated Person.

“proxy access rules” shall have the meaning set forth in Section 7 of Article I.

“SEC” shall mean the Securities and Exchange Commission.

“Shareholder Associated Person” of any beneficial or record shareholder shall mean (A) any Person acting in concert with such shareholder, (B) any direct or indirect beneficial owner of Shares owned of record or beneficially by such shareholder or any Person acting in concert with such shareholder, (C) any Person controlling, controlled by or under common control with such shareholder or a Shareholder Associated Person and (D) any member of the immediate family of such shareholder or Shareholder Associated Person.

“Shares” shall mean (i) if the Fund is organized as a trust, the units of beneficial interest into which the beneficial interests in the Fund shall be divided from time to time, (ii) if the Fund is organized as a corporation, the shares of stock of the Fund and (iii) if the Fund is organized as a limited liability company, the limited liability company interests of the Fund, and in each case includes fractions of Shares as well as whole Shares. In addition, Shares also means any preferred units of beneficial interest, preferred stock or preferred limited liability company interests which may be issued from time to time, as described herein. All references to Shares shall be deemed to be Shares of any or all series or classes as the context may require.

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“special meeting in lieu of an annual meeting” shall mean a special meeting called by Directors for the purpose of electing Directors in the event that an annual meeting is not held on or before such date as may be required by the NYSE Amex, New York Stock Exchange or such other exchange or trading system on which shares are principally traded, if applicable.

“Special Counsel” shall mean an “independent legal counsel” as defined in Reg. §270.0-1(a)(6) promulgated under the 1940 Act, and such counsel shall be selected by (i) a majority of the Independent Non-Party Directors, (ii) if fewer than 50% of the Independent Directors are Independent Non-Party Directors, the regular independent counsel to the Independent Directors, or (iii) if such counsel is not able to act in a capacity contemplated in these Bylaws for ethical or other reasons, counsel selected by such regular independent counsel to the Independent Directors.

“Special Meeting Request” shall have the meaning set forth in Section 3(b)(i) of Article I.

ARTICLE I.

SHAREHOLDER MEETINGS

Section 1.                Chair. The Chair, if any, shall act as chair at all meetings of the shareholders. In the Chair’s absence, the Vice Chair, if any, shall act as chair at the meeting. In the absence of the Chair and the Vice Chair, the Director or Directors present at each meeting or the Board of Directors may elect a temporary chair for the meeting, who may be one of the Directors.

Section 2.                Annual Meetings of Shareholders. The annual meeting of shareholders for the election of directors shall be held on such date and at such time and at such place as shall be designated from time to time by the Board of Directors. In the event that such a meeting is not held on or before such date as may be required by the NYSE Amex, New York Stock Exchange or such other exchange or trading system on which shares are principally traded, if applicable, a subsequent “special meeting in lieu of an annual meeting” may be called by the Directors. Any other proper business may be transacted at the annual meeting of shareholders. Directors may only be elected at an annual meeting of shareholders or a special meeting in lieu of an annual meeting of shareholders.

Section 3.                Special Meetings of Shareholders.

                                       (a)                        Unless otherwise required by binding law or by the Charter, special meetings of shareholders, for any purpose or purposes, except for the election of Directors, may be called by the Board of Directors (or any duly authorized committee), the Chair or the President and shall be called by the Secretary at the request in writing by the shareholders of record of not less than a majority of the outstanding Shares of the Fund or class or series of Shares having voting rights on the matter. Only such business shall be

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conducted at a special meeting as shall be specified in the notice of meeting (or any supplement thereto).

                                       (b)                        (i) Any shareholder of record seeking to request a special meeting shall send written notice to the Secretary (the “Special Meeting Request”) by registered mail, return receipt requested, requesting the Secretary to call a special meeting. Proof of the requesting shareholder’s ownership of Shares at the time of giving the Special Meeting Request must accompany the requesting shareholder’s Special Meeting Request. The Special Meeting Request shall set forth the purpose of the meeting and the matters proposed to be acted on at the meeting, shall be signed by one or more shareholders of record (or their duly authorized agents), shall bear the date of signature of each requesting shareholder (or its duly authorized agent) signing the Special Meeting Request and shall set forth all information that each such shareholder of record and, with respect to the beneficial owners of Shares on whose behalf such request is being made, each such beneficial owner of Shares would be required to disclose in a proxy statement or other filings required to be made in connection with solicitations of proxies with respect to the proposed business to be brought before the meeting pursuant to Section 14 of the Exchange Act, as well as additional information required by Article I Section 6(d) of these Bylaws. Upon receiving the Special Meeting Request, the Directors may in their discretion fix a special meeting date, which need not be the same date as that requested in the Special Meeting Request.

(ii)              A shareholder of record providing notice of business proposed to be brought before a special meeting shall further update and supplement such notice, if necessary, so that the information provided or required to be provided in such notice pursuant to this Section 3(b) shall be true and correct as of the record date for determining the shareholders entitled to receive notice of the special meeting and such update and supplement shall be delivered to or be mailed and received by the Secretary at the principal executive offices of the Fund not later than five (5) business days after the record date for determining the shareholders entitled to receive notice of the special meeting.

(iii)            The Board of Directors shall determine the validity of any purported Special Meeting Request received by the Secretary.

(iv)             Within ten (10) days of receipt of a valid Special Meeting Request, the Secretary shall inform the requesting shareholders of the reasonably estimated cost of preparing and mailing the notice of meeting (including the Fund’s proxy materials). The Secretary shall not be required to call a special meeting upon receipt of a Special Meeting Request and such meeting shall not be held unless the Secretary receives payment of such reasonably estimated cost prior to the mailing of any notice of the meeting.

Section 4.                Place of Meetings. Any shareholder meeting, including a special meeting, shall be held within or without the state in which the Fund was formed at such place, date and time as the Directors shall designate.

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Section 5.                Notice of Meetings. Written notice of all meetings of shareholders, stating the place, date and time of the meeting, shall be given by the Secretary by mail to each shareholder of record entitled to vote thereat at its registered address, mailed at least ten (10) days and not more than sixty (60) days before the meeting or otherwise in compliance with applicable binding law. Such notice will also specify the means of remote communications, if any, by which shareholders and proxyholders may be deemed to be present in person and vote at such meeting.

Section 6.                Nature of Business at Annual Meetings of Shareholders.

                                       (a)                        Only such business (other than nominations for election to the Board of Directors, which must comply with the provisions of Section 7 of this Article I) may be transacted at an annual meeting of shareholders as is either:

(i)                 specified in the notice of meeting (or any supplement thereto) given by or at the direction of the Board of Directors (or any duly authorized committee thereof),

(ii)              otherwise properly brought before the annual meeting by or at the direction of the Board of Directors (or any duly authorized committee thereof), or

(iii)            otherwise properly brought before the annual meeting by any shareholder of record of the Fund:

(A)             who is a shareholder of record on the date such shareholder gives the notice provided for in this Section 6 of this Article I and on the record date for the determination of shareholders entitled to notice of and to vote at such annual meeting; and
(B)              who complies with the notice procedures set forth in this Section 6 of this Article I.

                                       (b)                        In addition to any other applicable requirements, for business to be properly brought before an annual meeting by a shareholder, such shareholder of record must have given timely notice thereof in proper written form to the Secretary of the Fund.

                                       (c)                        To be timely, a record shareholder’s notice to the Secretary must be delivered to or be mailed and received at the principal executive offices of the Fund not less than one hundred and twenty (120) days nor more than one hundred and fifty (150) days prior to the anniversary date of the immediately preceding annual meeting of shareholders; provided, however, that in the event that the annual meeting is called for a date that is not within twenty-five (25) days before or after such anniversary date, notice by the shareholder of record in order to be timely must be so received not later than the close of business on the tenth (10th) day following the day on which such notice of the date of the annual meeting was mailed or such public disclosure of the date of the annual meeting was made, whichever first occurs. In no event shall the adjournment or postponement of an annual meeting, or the public announcement of such an adjournment or postponement, commence a new time period (or extend any time period) for the giving of a record shareholder’s notice as described above.

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                                       (d)                        To be in proper written form, a record shareholder’s notice to the Secretary must set forth the following information:

(i)                 as to each matter such shareholder of record proposes to bring before the annual meeting, a brief description of the business desired to be brought before the annual meeting and the reasons for conducting such business at the annual meeting, and

(ii)              as to the record shareholder giving notice and the beneficial owner, if any, on whose behalf the proposal is being made,

(A)             the name and address of such person and of any Shareholder Associated Person;
(B)              (1) the class or series and number of all Shares which are owned beneficially or of record by such person and any Shareholder Associated Person,
(2)               the name of each nominee holder of Shares owned beneficially but not of record by such person or any Shareholder Associated Person, and the number of such Shares held by each such nominee holder,
(3)               whether and the extent to which any derivative instrument, swap, option, warrant, short interest, hedge or profit interest or other transaction has been entered into by or on behalf of such person, or any Shareholder Associated Person, with respect to Shares, and
(4)               whether and the extent to which any other transaction, agreement, arrangement or understanding (including any short position or any borrowing or lending of Shares) has been made by or on behalf of such person, or any Shareholder Associated Person, the effect or intent of any of the foregoing being to mitigate loss to, or to manage risk or benefit of stock price changes for, such person, or any Shareholder Associated Person, or to increase or decrease the voting power or pecuniary or economic interest of such person, or any Shareholder Associated Person, with respect to Shares;
(C)              a description of all agreements, arrangements, or understandings (whether written or oral) between or among such person, or any Shareholder Associated Person, and any other Person or Persons (including their names) in connection with the proposal of such business and any material interest of such person or any Shareholder Associated Person, in such business, including any anticipated benefit therefrom to such person, or any Shareholder Associated Person;

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(D)             a representation that the shareholder of record giving notice intends to appear in person or by proxy at the annual meeting to bring such business before the meeting; and
(E)              information relating to such person or any Shareholder Associated Person that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies by such person with respect to the proposed business to be brought by such person before the annual meeting pursuant to Section 14 of the Exchange Act.

                                       (e)                        A shareholder of record providing notice of business proposed to be brought before an annual meeting shall further update and supplement such notice, if necessary, so that the information provided or required to be provided in such notice pursuant to this Section 6 of this Article I shall be true and correct as of the record date for determining the shareholders entitled to receive notice of the annual meeting and such update and supplement shall be delivered to or be mailed and received by the Secretary at the principal executive offices of the Fund not later than five (5) business days after the record date for determining the shareholders entitled to receive notice of the annual meeting.

                                        (f)                        No business (other than nominations for election to the Board of Directors, which must comply with the provisions of Section 7 of this Article I) shall be conducted at the annual meeting of shareholders except business brought before the annual meeting in accordance with the procedures set forth in this Section 6 of this Article I. If the chair of an annual meeting determines that business was not properly brought before the annual meeting in accordance with the foregoing procedures, the chair shall declare to the meeting that the business was not properly brought before the meeting and such business shall not be transacted.

                                       (g)                        Nothing contained in this Section 6 of this Article I shall be deemed to affect any rights of shareholders to request inclusion of proposals in the Fund’s proxy statement pursuant to Rule 14a-8 under the Exchange Act (or any successor provision of law).

Section 7.                Nomination of Directors.

                                       (a)                        Only persons who are nominated in accordance with the following procedures shall be eligible for election as directors of the Fund. Nominations of persons for election to the Board of Directors may be made only at any annual meeting of shareholders, or at any special meeting in lieu of the annual meeting of shareholders:

(i)                 by or at the direction of the Board of Directors (or any duly authorized committee thereof), or

(ii)              by any shareholder of record, or group of shareholders of record, of the Fund:

(A)             who is a shareholder or are shareholders of record on the date such shareholder(s) give the notice provided for in this Section 7 of this

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Article I and on the record date for the determination of shareholders entitled to notice of and to vote at such annual meeting or special meeting in lieu of an annual meeting; and
(B)              who complies with the notice procedures set forth in this Section 7 of this Article I.

                                       (b)                        In addition to any other applicable requirements, for a nomination to be made by a shareholder of record, or group of shareholders of record, such shareholder must have given timely notice thereof in proper written form to the Secretary of the Fund.

                                       (c)                        To be timely, a record shareholder’s notice to the Secretary must be delivered to or be mailed and received at the principal executive offices of the Fund:

(i)                 in the case of an annual meeting, not less than one hundred and twenty (120) days nor more than one hundred and fifty (150) days prior to the anniversary date of the immediately preceding annual meeting of shareholders; provided, however, that in the event that the annual meeting is called for a date that is not within twenty-five (25) days before or after such anniversary date, notice by the shareholder of record in order to be timely must be so received not later than the close of business on the tenth (10th) day following the day on which such notice of the date of the annual meeting was mailed or such public disclosure of the date of the annual meeting was made, whichever first occurs;

(ii)              in the case of a special meeting of shareholders in lieu of an annual meeting, not later than the close of business on the tenth (10th) day following the day on which notice of the date of the special meeting was mailed or public disclosure of the date of the special meeting was made, whichever first occurs; and

(iii)            in no event shall the adjournment or postponement of an annual meeting or such a special meeting in lieu of an annual meeting, or the public announcement of such an adjournment or postponement, commence a new time period (or extend any time period) for the giving of a shareholder’s notice as described above.

                                       (d)                        To be in proper written form, a record shareholder’s notice to the Secretary must set forth the following information:

(i)                 as to each person whom the shareholder of record proposes to nominate for election as a director (a “Proposed Nominee”) and any Proposed Nominee Associated Person:

(A)             the name, age, business address and residence address of such Proposed Nominee and of any Proposed Nominee Associated Person;
(B)              the principal occupation or employment of such Proposed Nominee;

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(C)              (1) the class or series and number of all Shares which are owned beneficially or of record, directly or indirectly, by such Proposed Nominee and any Proposed Nominee Associated Person, and the name and address of the record holder(s) of such Shares (if different than the beneficial owner(s)) as they appear on the records of the Fund,
(2)               the name of each nominee holder of Shares owned beneficially but not of record by such Proposed Nominee or any Proposed Nominee Associated Person, and the number of such Shares held by each such nominee holder,
(3)               whether and the extent to which any derivative instrument, swap, option, warrant, short interest, hedge or profit interest or other transaction has been entered into by or on behalf of such Proposed Nominee, or any Proposed Nominee Associated Person, with respect to Shares,
(4)               whether and the extent to which any other transaction, agreement, arrangement or understanding (including any short position or any borrowing or lending of Shares) has been made by or on behalf of such Proposed Nominee, or any Proposed Nominee Associated Person, the effect or intent of any of the foregoing being to mitigate loss to, or to manage risk or benefit of share price changes for, such Proposed Nominee, or any Proposed Nominee Associated Person, or to increase or decrease the voting power or pecuniary or economic interest of such Proposed Nominee, or any Proposed Nominee Associated Person, with respect to the Shares,
(5)               a representation as to whether such Proposed Nominee is an “interested person,” as defined under Section 2(a)(19) of the 1940 Act and sufficient information about the Proposed Nominee to permit counsel to the Fund to confirm such representation, including information with respect to each relationship set forth in Section 2(a)(19) of the 1940 Act which may cause such Proposed Nominee to be an interested person of the Fund or a representation that no such relationship exists;
(6)               information to establish to the satisfaction of the Board of Directors that the Proposed Nominee satisfies the director qualifications as set out in Section 1 of Article II; and
(D)             any other information relating to such Proposed Nominee or Proposed Nominee Associated Person that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitations of proxies for election of directors in an

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election contest pursuant to Section 14 of the Exchange Act (even if an election contest is not involved); and

(ii)              as to the shareholder of record giving the notice, and the beneficial owner, if any, on whose behalf the nomination is being made,

(A)             the name and record address of such person and of any Shareholder Associated Person;
(B)              (1) the class or series and number of all Shares which are owned beneficially or of record by such person and any Shareholder Associated Person,
(2)               the name of each nominee holder of Shares of the Fund owned beneficially but not of record by such person or any Shareholder Associated Person, and the number of Shares held by each such nominee holder,
(3)               whether and the extent to which any derivative instrument, swap, option, warrant, short interest, hedge or profit interest or other transaction has been entered into by or on behalf of such person, or any Shareholder Associated Person, with respect to stock of the Fund, and
(4)               whether and the extent to which any other transaction, agreement, arrangement or understanding (including any short position or any borrowing or lending of Shares) has been made by or on behalf of such person, or any Shareholder Associated Person, the effect or intent of any of the foregoing being to mitigate loss to, or to manage risk or benefit of stock price changes for, such person, or any Shareholder Associated Person, or to increase or decrease the voting power or pecuniary or economic interest of such person, or any Shareholder Associated Person, with respect to Shares;
(C)              a description of all agreements, arrangements, or understandings (whether written or oral) between such person, or any Shareholder Associated Person, and any proposed nominee or any other person or persons (including their names) pursuant to which the nomination(s) are being made by such person, and any material interest of such person, or any Shareholder Associated Person, in such nomination, including any anticipated benefit therefrom to such person, or any Shareholder Associated Person;
(D)             a representation that the shareholder, or group of shareholders, giving notice intends to appear in person or by proxy at the annual meeting or special meeting in lieu of an annual meeting to nominate the persons named in its notice;

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(E)              any other information relating to such person that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies for election of directors in an election contest pursuant to Section 14 of the Exchange Act (even if an election contest is not involved).

(iii)            Such notice must be accompanied by a written consent of each Proposed Nominee to being named as a nominee and to serve as a director if elected.

                                       (e)                        A shareholder of record, or group of shareholders of record, providing notice of any nomination proposed to be made at an annual meeting or special meeting in lieu of an annual meeting shall further update and supplement such notice, if necessary, so that:

(i)                 the information provided or required to be provided in such notice pursuant to this Section 7 of this Article I shall be true and correct as of the record date for determining the shareholders entitled to receive notice of the annual meeting or special meeting in lieu of an annual meeting, and such update and supplement shall be delivered to or be mailed and received by the Secretary at the principal executive offices of the Fund not later than five (5) business days after the record date for determining the shareholders entitled to receive notice of such annual meeting or special meeting in lieu of an annual meeting; and

(ii)              any subsequent information reasonably requested by the Board of Directors to determine that the Proposed Nominee has met the director qualifications as set out in Section 1 of Article II is provided, and such update and supplement shall be delivered to or be mailed and received by the Secretary at the principal executive offices of the Fund not later than five (5) business days after the request by the Board of Directors for subsequent information regarding director qualifications has been delivered to or mailed and received by such shareholder of record, or group of shareholders of record, providing notice of any nomination.

                                        (f)                        No person shall be eligible for election as a director of the Fund unless nominated in accordance with the procedures set forth in this Section 7 of this Article I. If the chair of the meeting determines that a nomination was not made in accordance with the foregoing procedures, the chair shall declare to the meeting that the nomination was defective and such defective nomination shall be disregarded.

                                       (g)                        Notwithstanding any provision of this Section 7 of this Article I to the contrary, a nomination of persons for election to the Board of Directors may be submitted for inclusion in the Fund’s proxy materials to the extent required by rules adopted by the SEC providing for such nominations and inclusion and interpretations thereof (“proxy access rules”), and, if such nomination is submitted under the proxy access rules, such submission:

(i)                 in order to be timely, must be delivered to, or be mailed and received by, the Secretary at the principal executive offices of the Fund no later than 120

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calendar days before the date that the Fund mailed (or otherwise disseminated) its proxy materials for the prior year’s annual meeting (or such other date as may be set forth in the proxy access rules for companies without advance notice bylaws);

(ii)              in all other respects, must be made pursuant to, and in accordance with, the terms of the proxy access rules, as in effect at the time of the nomination, or any successor rules or regulations of the SEC then in effect; and

(iii)            must provide the Fund with any other information required by this Section 7 of this Article I, by applicable binding law, the Charter or a resolution of the Directors for nominations not made under the proxy access rules, except to the extent that requiring such information to be furnished is prohibited by the proxy access rules. The provisions of this paragraph of this Section 7 of this Article I do not provide shareholders of the Fund with any rights, nor impose upon the Fund any obligations, other than the rights and obligations set forth in the proxy access rules.

Section 8.                Conduct of Meetings. The Board of Directors of the Fund may adopt by resolution such rules and regulations for the conduct of any meeting of the shareholders as it shall deem appropriate. Except to the extent inconsistent with such rules and regulations as adopted by the Board of Directors, the chair of any meeting of the shareholders shall have the right and authority to prescribe such rules, regulations and procedures and to do all such acts as, in the judgment of such chair, are appropriate for the proper conduct of the meeting. Such rules, regulations or procedures, whether adopted by the Board of Directors or prescribed by the chair of the meeting, may include, without limitation, the following: (a) the establishment of an agenda or order of business for the meeting; (b) the determination of when the polls shall open and close for any given matter to be voted on at the meeting; (c) rules and procedures for maintaining order at the meeting and the safety of those present; (d) limitations on attendance at and participation in the meeting to shareholders, their duly authorized and constituted proxies or such other persons as the chair of the meeting shall determine; (e) restrictions on entry to the meeting after the time fixed for the commencement thereof; (f) limitations on the time allotted to questions or comments by shareholders; and (g) the extent to which, if any, other participants are permitted to speak.

Section 9.                Postponements; Adjournments. The Board of Directors may, prior to a meeting of shareholders being convened, postpone such meeting from time to time to a date not more than 120 days after the original record date. The chair of any meeting of the shareholders may adjourn the meeting from time to time to reconvene at the same or some other place, and notice need not be given of any such adjourned meeting if the time and place, if any, thereof and the means of remote communications, if any, by which shareholders and proxyholders may be deemed to be present in person and vote at such adjourned meeting are announced at the meeting at which the adjournment is taken. At the adjourned meeting, the Fund may transact any business which might have been transacted at the original meeting. Any adjourned meeting may be held as adjourned one or more times without further notice not later than one hundred and twenty (120) days after the record date. If after the adjournment a new record date is fixed for the adjourned meeting, notice of the adjourned meeting in accordance with the requirements of Section 5 of this Article I shall be given to each shareholder of record entitled to vote at the meeting and each other shareholder entitled to notice of the meeting.

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Section 10.            Record Date.

                                       (a)                        For the purposes of determining the shareholders who are entitled to vote at or otherwise entitled to notice of any meeting, the Directors may, without closing the transfer books, fix a date not more than sixty (60) nor less than ten (10) days prior to the date of such meeting of shareholders as a record date for the determination of the Persons to be treated as shareholders of record for such purposes. The record date shall not precede the date upon which the resolution fixing the record date is adopted by the Directors. If no record date is fixed by the Directors and the stock transfer books are not closed, the record date for determining shareholders entitled to notice of or to vote at a meeting of the shareholders shall be the later of the close of business on the day immediately preceding the day on which notice is given or the thirtieth (30th) day before the meeting. A determination of shareholders entitled to notice of or to vote at a meeting of the shareholders of record shall apply to any adjournment of the meeting.

                                       (b)                        In order that the Fund may determine the shareholders entitled to consent to corporate action in writing without a meeting, the Board of Directors may fix a record date, which record date shall not precede the date upon which the resolution fixing the record date is adopted by the Board of Directors, and which record date shall not be more than ten (10) days after the date upon which the resolution fixing the record date is adopted by the Directors. If no record date has been fixed by the Directors and no prior action by the Directors is required by applicable binding law or the Charter to take such action, the record date for determining shareholders entitled to consent to corporate action in writing without a meeting shall be the first date on which a signed written consent setting forth the action taken or proposed to be taken is delivered to the Fund by delivery to its registered office in the state in which the Fund was formed, its resident agent, its principal place of business, or an officer or agent of the Fund having custody of the book in which proceedings of meetings of the shareholders are recorded. Delivery made to the Fund’s registered office shall be by hand or by certified or registered mail, return receipt requested.

If no record date has been fixed by the Directors and prior action by the Directors is required by applicable binding law or the Charter, the record date for determining shareholders entitled to consent to corporate action in writing without a meeting shall be at the close of business on the day on which the Directors adopts the resolution taking such prior action.

Section 11.            Voting.

                                       (a)                        Shareholders shall have no power to vote on any matter except matters on which a vote of shareholders is required by applicable binding law, the Charter or resolution of the Directors.

                                       (b)                        Subject to any provision of applicable binding law, the Charter, these Bylaws or a resolution of the Directors specifying a greater or a lesser vote requirement for the transaction of any item of business that properly comes before any meeting of shareholders (i) with respect to the election of directors, other than a Contested Election, the affirmative vote of a plurality of the Shares for which votes were cast at any meeting at which a quorum is present shall be the act of the shareholders with respect to such matter,

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(ii) with respect to a Contested Election, the affirmative vote of a majority of the Shares outstanding and entitled to vote with respect to such matter at such meeting shall be the act of the shareholders with respect to such matter, (iii) for all other items of business, the affirmative vote of a majority of the Shares represented in person or by proxy at any meeting at which a quorum is present shall be the act of the shareholders with respect to such matter(s), and (iv) where a separate vote of one or more classes or series of Shares is required on any matter, the affirmative vote of a plurality of Shares of such class or series of Shares represented in person or by proxy at any meeting at which a quorum is present, a majority of the Shares of such class or series of Shares outstanding and entitled to vote, or a majority of the Shares of such class or series of Shares represented in person or by proxy at any meeting at which a quorum is present, as required by the preceding clauses of this paragraph, shall be the act of the shareholders of such class or series with respect to such matter.

                                       (c)                        Only shareholders of record shall be entitled to vote. Each full Share shall be entitled to one vote and fractional Shares shall be entitled to a vote of such fraction. When any Share is held jointly by several persons, any one of them may vote at any meeting in person or by proxy in respect of such Share, but if more than one of them shall be present at such meeting in person or by proxy, and such joint owners or their proxies so present disagree as to any vote to be cast, such vote shall be cast in accordance with applicable binding law.

                                       (d)                        There shall be no cumulative voting in the election or removal of Directors.

Section 12.            Quorum. The presence in person or by proxy of the holders of Shares entitled to cast one-third of the votes entitled to be cast shall constitute a quorum at any meeting of shareholders, except with respect to any matter which requires approval by a separate vote of one or more classes or series of Shares, in which case the presence in person or by proxy of the holders of Shares entitled to cast one-third of the votes entitled to be cast by each class or series entitled to vote as a separate class or series shall constitute a quorum. A quorum, once established, shall not be broken by the withdrawal of enough votes to leave less than a quorum. If, however, such quorum shall not be present or represented at any meeting of the shareholders, the chair of the meeting shall have power to adjourn the meeting from time to time, in the manner provided in Section 9 of this Article I, until a quorum shall be present or represented.

Section 13.            Proxies.

                                       (a)                        At any meeting of shareholders, any holder of Shares entitled to vote thereat may vote by properly executed proxy, provided that no proxy shall be voted at any meeting unless it shall have been placed on file with the Secretary, or with such other officer or agent of the Fund as the Directors or Secretary may direct, for verification prior to the time at which such vote shall be taken. Pursuant to a resolution of a majority of the Directors, proxies may be solicited in the name of one or more Directors or one or more of the officers or employees of the Fund. No proxy shall be valid after the expiration of 11 months from the date thereof, unless otherwise provided in the proxy. A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. If the holder of

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any such Share is a minor or a person of unsound mind, and subject to guardianship or to the legal control of any other person as regards the charge or management of such Share, such person may vote by their guardian or such other person appointed or having such control, and such vote may be given in person or by proxy.

                                       (b)                        Without limiting the manner in which a shareholder may authorize another person or persons to act for such shareholder as proxy, the following shall constitute a valid means by which a shareholder may grant such authority:

(i)                 A shareholder may execute a writing authorizing another person or persons to act for such shareholder as proxy. Execution may be accomplished by the shareholder or such shareholder’s authorized officer, director, employee or agent signing such writing or causing such person’s signature to be affixed to such writing by any reasonable means, including, but not limited to, by facsimile signature.

(ii)              A shareholder may authorize another person or persons to act for such shareholder as proxy by transmitting or authorizing the transmission of a telegram, cablegram or other means of electronic transmission to the person who will be the holder of the proxy or to a proxy solicitation firm, proxy support service organization or like agent duly authorized by the person who will be the holder of the proxy to receive such transmission, provided that any such telegram, cablegram or other means of electronic transmission must either set forth or be submitted with information from which it can be determined that the telegram, cablegram or other electronic transmission was authorized by the shareholder. If it is determined that such telegrams, cablegrams or other electronic transmissions are valid, the inspectors or, if there are no inspectors, such other persons making that determination shall specify the information on which they relied.

                                       (c)                        Any copy, facsimile telecommunication or other reliable reproduction of the writing or transmission authorizing another person or persons to act as proxy for a shareholder may be substituted or used in lieu of the original writing or transmission for any and all purposes for which the original writing or transmission could be used; provided, however, that such copy, facsimile telecommunication or other reproduction shall be a complete reproduction of the entire original writing or transmission.

Section 14.            Inspectors of Election. In advance of any meeting of the shareholders, the Board of Directors, by resolution, may appoint one or more inspectors to act at the meeting and make a written report thereof. If inspectors of election are not so appointed, the person acting as chair of any meeting of shareholders may, and on the request of any shareholder or shareholder proxy shall, appoint inspectors of election of the meeting. One or more other persons may be designated as alternate inspectors to replace any inspector who fails to act. If no inspector or alternate is able to act at a meeting of the shareholders, the chair of the meeting shall appoint one or more inspectors to act at the meeting. Unless otherwise required by applicable binding law, inspectors may be officers, employees or agents of the Fund. Each inspector, before entering upon the discharge of the duties of inspector, shall take and sign an oath faithfully to execute the duties of inspector with strict impartiality and according to the best of such inspector’s ability. The

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inspector shall have the duties prescribed by law or assigned by the chair of the meeting and shall take charge of the polls and, when the vote is completed, shall make a certificate of the result of the vote taken and of such other facts as may be required by applicable binding law.

Section 15.            Shareholder Action by Written Consent.

                                       (a)                        Any action required or permitted to be taken at any annual or special meeting of shareholders of the Fund may be taken without a meeting, without prior notice and without a vote, if a consent or consents in writing, setting forth the action so taken, shall be signed by all shareholders entitled to vote on the matter.

                                       (b)                        Any such consent shall be delivered to the Fund by delivery to its registered office in the state in which the Fund was formed, its resident agent, its principal place of business, or an officer or agent of the Fund having custody of the book in which proceedings of meetings of the shareholders are recorded. Delivery made to the Fund’s registered office shall be by hand or by certified or registered mail, return receipt requested. Every written consent shall bear the date of signature of each shareholder who signs the consent and no written consent shall be effective to take the corporate action referred to therein unless, within sixty (60) days of the earliest dated consent delivered in the manner required by this Article I Section 15 to the Fund, written consents signed in accordance with Section 15(a) of this Article I by holders to take action are delivered to the Fund by delivery to its registered office in the state in which the Fund was formed, its resident agent, its principal place of business, or an officer or agent of the Fund having custody of the book in which proceedings of meetings of the shareholders are recorded. Any copy, facsimile or other reliable reproduction of a consent in writing may be substituted or used in lieu of the original writing for any and all purposes for which the original writing could be used, provided that such copy, facsimile or other reproduction shall be a complete reproduction of the entire original writing.

ARTICLE II.

DIRECTORS

Section 1.                Number and Qualification. Prior to a public offering of Shares there may be a sole Director. Thereafter, the number of Directors shall be determined by a written instrument signed by a majority of the Directors then in office, provided that the number of Directors shall be no less than the lower limit for Directors as stated in the Charter and no more than fifteen (15) and the Directors shall satisfy the requirements set forth below in this Section 1 of this Article II. No reduction in the number of Directors shall have the effect of removing any Director from office prior to the expiration of the Director’s term. Directors need not own Shares and may succeed themselves in office. Directors who have such present or former associations with the Fund’s investment adviser as may cause such person not to be an Independent Director are referred to as “Management Directors”. Each Director who is not a Management Director is referred to as a “Non-Management Director.”

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                                       (a)                        After the offering of Shares, only persons satisfying the following qualification requirements applicable to all Directors may be nominated, elected, appointed, qualified or seated (“nominated or seated”) to serve as directors:

(i)                 An individual nominated or seated as a Director shall be at least twenty-one (21) years of age and not older than the younger of (A) the mandatory retirement age determined from time to time by the Directors or a committee of the Directors and (B) eighty (80) years of age, in each case at the time the individual is nominated or seated, and not under legal disability;

(ii)              An individual nominated or seated as a Director shall, at the time the individual is nominated or seated, serve as a Director of no more than 5 companies having securities registered under the Exchange Act (investment companies having the same investment adviser or investment advisers affiliated through a control relationship shall all be counted as a single company for this purpose);

(iii)            Except as set forth in Section 1 of this Article II, an individual nominated or seated as a Director shall not be an employee, officer, partner, member, director or 5% or greater shareholder in any investment adviser (other than the Fund’s investment adviser or any investment adviser affiliated with the Fund’s investment adviser), collective investment vehicle primarily engaged in the business of investing in “investment securities” (as defined in the 1940 Act) (an “investment company”) or entity controlling or controlled by any investment adviser (other than the Fund’s investment adviser or any investment adviser affiliated with the Fund’s investment adviser) or investment company unless a majority of the Board of Directors shall have determined by resolution that such relationship will not present undue conflicts or impede either the ability of the individual to discharge the duties of a Director or the free flow of information between the Fund’s investment adviser and the Board of Directors;

(iv)             An individual nominated or seated as a Director shall not have been charged (unless such charges were dismissed or the individual was otherwise exonerated) with a criminal offense involving moral turpitude, dishonesty or breach of trust, or have been convicted or have pled guilty or nolo contendere with respect to a felony under the laws of the United States or any state thereof;

(v)               An individual nominated or seated as a Director shall not be and shall not have been subject to any censure, order, consent decree (including consent decrees in which the respondent has neither admitted nor denied the findings) or adverse final action of any federal, state or foreign governmental or regulatory authority (including self-regulatory organizations), barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business (collectively, “Prohibited Conduct”), nor shall an individual nominated or seated as a Director be the subject of any investigation or proceeding that could reasonably be expected to result in an individual nominated or seated as a Director failing to satisfy the requirements of this paragraph, nor shall any individual

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nominated or seated as a Director be or have engaged in any conduct which has resulted in, or could have reasonably been expected or would reasonably be expected to result in, the SEC censuring, placing limitations on the activities, functions, or operations of, suspending, or revoking the registration of any investment adviser under Section 203(e) or (f) of the Investment Advisers Act of 1940;

(vi)             An individual nominated or seated as a Director shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(b) of the 1940 Act that would permit, or could reasonably have been expected or would reasonably be expected to permit the SEC by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from serving or acting as an employee, officer, director, member of an advisory board, investment adviser or depositor of, or principal underwriter for, a registered investment company or affiliated person (as defined in Section 2(a)(3) of the 1940 Act) of such investment adviser, depositor, or principal underwriter; and

(vii)          An individual nominated or seated as a Director shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(a) of the 1940 Act that would result in, or could have reasonably been expected or would reasonably be expected to result in such individual or a company of which such individual is an affiliated person (as defined in Section 2(a)(3) of the 1940 Act) being ineligible to serve or act in the capacity of employee, officer, director, member of an advisory board, investment adviser, or depositor of any registered investment company, or principal underwriter for any registered investment company, registered unit investment trust, or registered face-amount certificate company.

                                       (b)                        After the offering of Shares, only persons satisfying the following additional qualification requirements applicable to all Non-Management Directors shall be nominated or seated as Non-Management Directors:

(i)                 An individual nominated or seated as a Non-Management Director may not be an “interested person” of the Fund as defined under Section 2(a)(19) of the 1940 Act;

(ii)              An individual nominated or seated as a Non-Management Director may not directly or indirectly own, control or hold with the power to vote, or be a member of a group of shareholders party to an agreement, arrangement or practice for sharing information or decisions concerning shareholder actions or the acquisition, disposition or voting of Shares, who together directly or indirectly own, control or hold with the power to vote, 5% or more of the outstanding shares of any class of Shares of the Fund (each such person and each member of such a group, a “5% Holder”), may not control or act in concert with a 5% Holder, and may not be an immediate family member of a 5% Holder or of a person who controls or acts in concert with a 5% Holder;

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(iii)            An individual nominated or seated as a Non-Management Director may not, and any immediate family member of such nominee may not, be employed or have been employed within the last year by any 5% Holder or any person who controls, is controlled by, is under common control with or acts in concert with a 5% Holder;

(iv)             An individual nominated or seated as a Non-Management Director may not, and any immediate family member of such nominee may not, have accepted directly or indirectly, during the year of the election for which such individual is nominated or seated or during the immediately preceding calendar year, any consulting, advisory, or other compensatory fee from any 5% Holder or from any person who controls, is controlled by, is under common control with or acts in concert with any 5% Holder;

(v)               An individual nominated or seated as a Non-Management Director may not, and any immediate family member of such nominee may not, be an officer, director, general partner or managing member (or person performing similar functions) of any 5% Holder or of any person who controls, is controlled by, is under common control with or acting in concert with a 5% Holder;

(vi)             An individual nominated or seated as a Non-Management Director may not, and any immediate family member of such nominee may not, be employed or employed within the last year by any investment company or any company or companies controlled by an investment company which in the aggregate own (A) more than three percent (3%) of the outstanding voting Shares of the Fund, (B) securities issued by the Fund having an aggregate value in excess of five percent (5%) of the total assets of such investment company and any company or companies controlled by such investment company, (C) securities issued by the Fund and by all other investment companies having an aggregate value in excess of ten percent (10%) of the total assets of the investment company making such investment and any company or companies controlled by the investment company making such investment, or (D) together with other investment companies having the same investment adviser and companies controlled by such investment companies, more than ten percent (10%) of the total outstanding Shares of the Fund (an investment company making such investment(s) and any company or companies controlled by it in the aggregate owning securities in excess of the amounts set forth in (A), (B), (C) or (D) being referred to as a “12(d) Holder”), or by any person who controls, is controlled by, under common control with or acts in concert with a 12(d) Holder;

(vii)          An individual nominated or seated as a Non-Management Director may not, and any immediate family member of such nominee may not, have accepted directly or indirectly, during the year of the election for which such individual is nominated or seated, or during the immediately preceding calendar year, any consulting, advisory, or other compensatory fee from any 12(d) Holder or from any person who controls, is controlled by, is under common control with or acts in concert with any 12(d) Holder;

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(viii)        An individual nominated or seated as a Non-Management Director may not, and any immediate family member of such nominee may not, be an officer, director, partner or member (or person performing similar functions) of any 12(d) Holder or of any person who controls, is controlled by, is under common control with or acting in concert with a 12(d) Holder; and

(ix)             An individual nominated or seated as a Non-Management Director may not, and any immediate family member of such nominee may not, control or act in concert with any 12(d) Holder or any person who controls, is controlled by, is under common control with or acting in concert with a 12(d) Holder.

Section 2.                Term of Office. The Fund has elected to be subject to the provisions of Section 3-803 of the Maryland General Corporation Law (the “MGCL”), which election shall be effective as of the effective date set forth in the applicable Articles Supplementary filed with the State of Maryland. Pursuant to this election, the Board of Directors was divided into three (3) classes, designated Class I, Class II, and Class III. To the extent possible, each class shall have the same number of Directors. The initial number of Class I Directors shall be five (5), the initial number of Class II Directors shall be four (4), and the initial number of Class III Directors shall be four (4). Within the limits above specified, the Directors in each class were initially determined and designated by resolution of the Board of Directors. The term of office of the Class III Directors shall continue until the date of the 2022 annual meeting of shareholders and until their successors are elected and qualify. The term of office of the Class I Directors shall continue until the date of the 2023 annual meeting of shareholders and until their successors are elected and qualify. The term of office of the Class II Directors shall continue until the date of the 2024 annual meeting of shareholders and until their successors are elected and qualify. Upon expiration of the term of office of each class as set forth above, the successors of the class to the class of Directors whose term expires at each annual meeting of shareholders shall be elected to hold office for a term continuing until the annual meeting of shareholders held in the third year following the year of their election and until their successors are elected and qualify. The term of office of a Director shall terminate and a vacancy shall occur in the event of the death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office of the Director.

Section 3.                Resignation and Removal. Any of the Directors may resign (without need for prior or subsequent accounting) by an instrument in writing signed by such Director and delivered or mailed to the Directors, the Chair, if any, the President, or the Secretary and such resignation shall be effective upon such delivery, or at a later date according to the terms of the instrument. Any of the Directors may be removed, provided the aggregate number of Directors after such removal shall not be less than the minimum number set forth in the Charter, only by the proportion of votes of the shareholders or Directors, as applicable, that are set forth in the Charter as the required proportion of votes for the removal of a Director, and with or without cause as may be permitted by the Charter or as required by applicable binding law. Upon the resignation or removal of a Director, each such resigning or removed Director shall execute and deliver to the Fund such documents as may be required by applicable binding law or the Charter or as may be requested by the remaining Directors as being in the best interests of the Fund and the shareholders. Upon the incapacity or death of any Director, such Director’s legal representative shall execute

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and deliver to the Fund on such Director’s behalf such documents as the remaining Directors shall require as provided in the preceding sentence.

Section 4.                Vacancies. The Fund elects to be subject to the provisions of Section 3-804(c) of the MGCL, subject to applicable requirements of the 1940 Act and the right of the shareholders of a class or series to elect additional Directors in accordance with the Charter. Each vacancy on the Board of Directors that results from (a) an increase in the size of the Board of Directors or (b) the death, resignation, or removal of a Director may be filled by an individual having the qualifications described in this Article II made only by the affirmative vote of a majority of the remaining Directors in office, even if the remaining Directors do not constitute a quorum. Any Director elected to fill a vacancy shall serve until the next annual meeting of Shareholders and until a successor is elected and qualifies.

Whenever a vacancy in the number of Directors shall occur, until such vacancy is filled as provided herein, the Directors in office, regardless of their number, shall have all the powers granted to the Directors and shall discharge all the duties imposed upon the Directors.

Section 5.                Meetings.

                                       (a)                        Meetings of the Directors shall be held from time to time upon the call of the Chair, if any, the Vice Chair, if any, the President or a majority of the Directors. Regular meetings of the Directors may be held without call or notice at a time and place fixed by the Bylaws or by resolution of the Directors. Notice of any other meeting shall be given by the Secretary and shall be delivered to the Directors orally or by email not less than 24 hours, or otherwise in writing not less than 72 hours, before the meeting, but may be waived in writing by any Director either before or after such meeting. Directors shall provide the Secretary with an email address to which the Secretary may send communications relating to the Fund. The attendance of a Director at a meeting shall constitute a waiver of notice of such meeting, except where a Director attends a meeting for the express purpose of objecting to the transaction of any business on the ground that the meeting has not been properly called or convened. Neither the business to be transacted at, nor the purpose of, any meeting of the Board of Directors need be stated in the notice or waiver of notice of such meeting, and no notice need be given of action proposed to be taken by written consent. Whenever written notice is required by binding law, the Charter or these Bylaws to be given to any Director, such notice may be given by mail, addressed to such Director at such person’s address as it appears on the records of the Fund, with postage thereon prepaid, and such notice shall be deemed to be given at the time when the same shall be deposited with a nationally recognized overnight delivery service, or by facsimile or email to a location provided by the Director to the Fund.

                                       (b)                        The Secretary of the Fund shall act as secretary at each meeting of the Board of Directors and of each committee thereof. In case the Secretary shall be absent from any meeting of the Board of Directors or of any committee thereof, an Assistant Secretary or a person appointed by the chair of the meeting shall act as secretary of the meeting. Notwithstanding the foregoing, the members of each committee of the Board of Directors may appoint any person to act as secretary of any meeting of such committee and the Secretary of the Fund may, but need not if such committee so elects, serve in such capacity.

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                                       (c)                        Unless otherwise provided by applicable binding law, all or any one or more Directors may participate in a meeting of the Directors or any committee thereof by means of a conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other; participation in a meeting pursuant to any such communications system shall constitute presence in person at such meeting.

Section 6.                Quorum. Any time there is more than one Director, a quorum for all meetings of the Board of Directors shall be a majority of the Directors. If a quorum shall not be present at any meeting of the Board of Directors or any committee thereof, the Directors present thereat may adjourn the meeting from time to time, without notice other than announcement at the meeting of the time and place of the adjourned meeting, until a quorum shall be present. With respect to actions of the Directors and any committee of the Directors, Directors who are not Independent Directors in any action to be taken may be counted for quorum purposes under this Article II Section 6 and shall be entitled to vote to the extent not prohibited by the 1940 Act.

Section 7.                Required Vote. Unless otherwise required or permitted in the Charter or by applicable binding law (including the 1940 Act), any action of the Board of Directors may be taken at a meeting at which a quorum is present by vote of a majority of the Directors present.

Section 8.                Committees.

                                       (a)                        The Board of Directors may designate one or more committees of its members. Each member of a committee must meet the requirements for membership, if any, imposed by applicable binding law and the rules and regulations of any securities exchange or quotation system on which the securities of the Fund are listed or quoted for trading. The Board of Directors may designate one or more Directors as alternate members of any committee, who may replace any absent or disqualified member at any meeting of any such committee. Subject to the rules and regulations of any securities exchange or quotation system on which the securities of the Fund are listed or quoted for trading, in the absence or disqualification of a member of a committee, and in the absence of a designation by the Board of Directors of an alternate member to replace the absent or disqualified member, the member or members thereof present at any meeting and not disqualified from voting, whether or not such member or members constitute a quorum, may unanimously appoint another qualified member of the Board of Directors to act at the meeting in the place of any absent or disqualified member. Any Director serving on a committee of the Board of Directors may be removed from such committee at any time by the Board of Directors or by any committee to which such authority is delegated.

                                       (b)                        Any committee, to the extent permitted by law and provided in the resolution or charter establishing such committee, shall have and may exercise all the powers and authority of the Board of Directors in the management of the business and affairs of the Fund, and may authorize the seal of the Fund, if any, to be affixed to all papers which may require it.

                                       (c)                        Any committee of the Directors, including an executive committee, if any, may act with or without a meeting. Any time there is more than one Director on a committee, unless otherwise required by the committee’s charter, a quorum for all meetings

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of any committee shall be a majority of the members thereof. Unless otherwise required by applicable binding law (including the 1940 Act) or provided in the Charter, these Bylaws or the committee’s charter, any action of any such committee may be taken at a meeting at which a quorum is present by vote of a majority of the members present. Each committee shall keep regular minutes and report to the Board of Directors when required.

                                       (d)                        Notwithstanding anything to the contrary contained in this Article II Section 8, the resolution of the Board of Directors establishing any committee of the Board of Directors or the charter of any such committee may establish requirements or procedures relating to the governance or operation of such committee that are different from, or in addition to, those set forth in these Bylaws and, to the extent that there is any inconsistency between these Bylaws and any such resolution or charter, the terms of such resolution or charter shall be controlling.

Section 9.                Director Action by Written Consent. Subject to the provisions of the 1940 Act, any action which may be taken by Directors by vote may be taken without a meeting if all the members of the Board of Directors or of the respective committee, as the case may be, required for approval of such action at a meeting of the Directors or such committee consent to the action in writing or electronic transmission and the written consents or electronic transmission are filed with the records of the meetings of Directors. Such consent shall be treated for all purposes as a vote taken at a meeting of Directors or the committee.

Section 10.            Chair; Records. The Chair, if any, shall act as chair at all meetings of the Directors. In absence of the Chair, the Vice Chair, if any, shall act as chair at the meeting. In the absence of the Chair and the Vice Chair, the Directors present shall elect one of their number to act as temporary chair. The results of all actions taken at a meeting of the Directors, or by written consent of the Directors, shall be recorded by the Secretary or, in the absence of the Secretary, an Assistant Secretary or such other person appointed by the Board of Directors as the meeting secretary.

Section 11.            Delegation. Unless otherwise provided in the Charter or these Bylaws and except as provided by applicable binding law, the Directors shall have the power to delegate from time to time to such of their number or to one or more officers, employees or agents of the Fund the doing of such things, including any matters set forth in the Charter or these Bylaws, and the execution of such instruments in the name of the Fund.

Section 12.            Compensation. The directors may be paid their expenses, if any, of attendance at each meeting of the Board of Directors and may be paid a fixed sum for attendance at each meeting of the Board of Directors or a stated salary for service as director, payable in cash or securities. Members of special or standing committees may be allowed like compensation for service as committee members.

Section 13.            Governance. The Board of Directors may from time to time require all its members (including any individual nominated to serve as a Director) to agree in writing as to matters of corporate governance, business ethics and confidentiality while such persons serve as a Director, such agreement to be on the terms and in a form determined satisfactory by the Board of

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Directors, as amended and supplemented from time to time in the discretion of the Board of Directors.

ARTICLE III.

OFFICERS

Section 1.                Officers of the Fund. The Directors shall elect a President, a Secretary and a Treasurer and may elect a Chair and a Vice Chair. Any Chair or Vice Chair shall, and the President, Secretary and Treasurer may, but need not, be a Director. No other officer of the Fund need be a Director. Any two or more of the offices may be held by the same Person, except that (a) the same person may not be both President and Vice President and (b) after the Fund’s initial public offering the same person may not be both President and Secretary.

Section 2.                Election and Tenure. The Chair, if any, and Vice Chair, if any, President, Secretary, Treasurer and such other officers as the Directors from time to time may elect shall serve at the pleasure of the Directors or until their successors have been duly elected and qualified. The Directors may fill a vacancy in office or add any additional officers at any time.

Section 3.                Removal and Resignation of Officers. Any officer may be removed at any time, with or without cause, by action of a majority of the Directors. This provision shall not prevent the making of a contract of employment for a definite term with any officer and shall have no effect upon any cause of action which any officer may have as a result of removal in breach of a contract of employment. Any officer may resign at any time by notice in writing signed by such officer and delivered or mailed to the Chair, if any, President, or Secretary, and such resignation shall take effect immediately upon receipt by the Chair, if any, President, or Secretary, or at a later date according to the terms of such notice in writing.

Section 4.                Chair of the Board of Directors. The Chair of the Board of Directors, if there be one, shall preside at all meetings of the shareholders and of the Board of Directors. The Chair of the Board of Directors shall also perform such other duties and may exercise such other powers as may from time to time be assigned by these Bylaws or by the Board of Directors.

Section 5.                Vice Chair of the Board of Directors. The Vice Chair shall perform the duties of the Chair when the Chair is not able to fulfill those duties for any reason.

Section 6.                President. The President shall, subject to the control of the Directors, have general supervision, direction and control of the business of the Fund and of its employees and shall exercise such general powers of management as are usually vested in the office of President of a Fund. The President shall have such further authorities and duties as the Directors shall from time to time determine. In the absence or disability of the President, the Directors shall delegate authority to another officer of the Fund to perform all of the duties of the President, and when so acting shall have all the powers of and be subject to all of the restrictions upon the President.

Section 7.                Secretary. The Secretary shall maintain the minutes of all meetings of, and record all votes of, shareholders, Directors and committees of Directors, if any. The Secretary shall be custodian of the seal of the Fund, if any, and the Secretary (and any other person so authorized by the Directors) may affix the seal, or if permitted, facsimile thereof, to any instrument executed

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by the Fund which would be sealed by a business corporation in the state in which the Fund was formed executing the same or a similar instrument and shall attest the seal and the signature or signatures of the officer or officers executing such instrument on behalf of the Fund. The Secretary shall also perform any other duties commonly incident to such office in a business corporation in the state in which the Fund was formed and shall have such other authorities and duties as the Directors shall from time to time determine, including but not limited to calling special meetings of shareholders and providing written notice of all meetings of shareholders.

Section 8.                Treasurer and/or Chief Financial Officer. The Directors can nominate a Treasurer and/or Chief Financial Officer, and, except as otherwise directed by the Directors, such officer(s) shall have the general supervision of the monies, funds, securities, notes receivable and other valuable papers and documents of the Fund, and shall have and exercise under the supervision of the Directors and of the President all powers and duties normally incident to the office. Such officer(s) may endorse for deposit or collection all notes, checks and other instruments payable to the Fund or to its order. Such officer(s) shall deposit all funds of the Fund in such depositories as the Directors shall designate. Such officer(s) shall be responsible for such disbursement of the funds of the Fund as may be ordered by the Directors or the President. Such officer(s) shall keep accurate account of the books of the Fund’s transactions which shall be the property of the Fund, and which together with all other property of the Fund in such officer(s)’s possession, shall be subject at all times to the inspection and control of the Directors. Unless the Directors shall otherwise determine, such officer(s) shall be the principal accounting officer(s) of the Fund and shall also be the principal financial officer(s) of the Fund. Such officer(s) shall have such other duties and authorities as the Directors shall from time to time determine. Notwithstanding anything to the contrary herein contained, the Directors may authorize any adviser, administrator, manager or transfer agent to maintain bank accounts and deposit and disburse funds of any series of the Fund on behalf of such series.

Section 9.                Other Officers and Duties. The Directors may elect or appoint, or may authorize the President to appoint, such other officers or agents with such powers as the Directors may deem to be advisable. Assistant officers shall act generally in the absence of the officer whom they assist and shall assist that officer in the duties of the office. Each officer, employee and agent of the Fund shall have such other duties and authority as may be conferred upon such person by the Directors or delegated to such person by the President. If the Directors elect or appoint, or authorize the President to appoint, a chief executive officer of the Fund, such chief executive officer, subject to direction of the Directors, shall have power in the name and on behalf of the Fund to execute any and all loans, documents, contracts, agreements, deeds, mortgages, registration statements, applications, requests, filings and other instruments in writing, and to employ and discharge employees and agents of the Fund. Unless otherwise directed by the Directors, the chief executive officer shall have full authority and power, on behalf of all of the Directors, to attend and to act and to vote, on behalf of the Fund at any meetings of business organizations in which the Fund holds an interest, or to confer such powers upon any other persons, by executing any proxies duly authorizing such persons. The chief executive officer shall have such further authorities and duties as the Directors shall from time to time determine. In the absence or disability of the chief executive officer, the Directors shall delegate authority to another officer of the Fund to perform all of the duties of the chief executive officer, and when so acting shall have all the powers of and be subject to all of the restrictions upon the chief executive officer.

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ARTICLE IV.

LIMITATIONS OF LIABILITY AND INDEMNIFICATION

Section 1.                No Personal Liability of Directors or Officers. No Director, advisory board member or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the assets of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Director, advisory board member or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, such person shall not, on account thereof, be held to any personal liability. Any repeal or modification of the Charter or this Article IV Section 1 shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Section 2.                Mandatory Indemnification.

                                       (a)                        The Fund hereby agrees to indemnify each person who is or was a Director, advisory board member or officer of the Fund (each such person being an “Indemnitee”) to the full extent permitted under the Charter. In addition, the Fund may provide greater but not lesser rights to indemnification pursuant to a contract approved by at least a majority of Directors between the Fund and any Indemnitee. Notwithstanding the foregoing, no Indemnitee shall be indemnified hereunder against any liability to any person or any expense of such Indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”). Furthermore, with respect to any action, suit or other proceeding voluntarily prosecuted by any Indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such Indemnitee (A) was authorized by a majority of the Directors or (B) was instituted by the Indemnitee to enforce his or her rights to indemnification hereunder in a case in which the Indemnitee is found to be entitled to such indemnification.

                                       (b)                        Notwithstanding the foregoing, unless otherwise provided in any agreement relating to indemnification between an Indemnitee and the Fund, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such Indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (A) a majority vote of a quorum of those Directors who are both Independent Directors and not parties to the proceeding (“Independent Non-Party Directors”), that the Indemnitee is entitled to indemnification hereunder, or (B) if such quorum is not obtainable or even if obtainable, if such majority so directs, a Special Counsel in a written opinion concludes that the Indemnitee should be entitled to indemnification hereunder.

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                                       (c)                        Subject to any limitations provided by the 1940 Act and the Charter, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Fund or serving in any capacity at the request of the Fund to the full extent permitted for corporations organized under the corporations laws of the state in which the Fund was formed, provided that such indemnification has been approved by a majority of the Directors.

                                       (d)                        Any repeal or modification of the Charter or Section 2 of this Article IV shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Section 3.                Good Faith Defined; Reliance on Experts. For purposes of any determination under this Article IV, a person shall be deemed to have acted in good faith and in a manner such person reasonably believed to be in the best interests of the Fund, or, with respect to any criminal action or proceeding, to have had no reasonable cause to believe such person’s conduct was unlawful, if such person’s action is based on the records or books of account of the Fund, or on information supplied to such person by the officers of the Fund in the course of their duties, or on the advice of legal counsel for the Fund or on information or records given or reports made to the Fund by an independent certified public accountant or by an appraiser or other expert or agent selected with reasonable care by the Fund. The provisions of this Article IV Section 3 shall not be deemed to be exclusive or to limit in any way the circumstances in which a person may be deemed to have met the applicable standard of conduct set forth in this Article IV. Each Director and officer or employee of the Fund shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Fund, upon an opinion of counsel selected by the Board of Directors or a committee of the Directors, or upon reports made to the Fund by any of the Fund’s officers or employees or by any advisor, administrator, manager, distributor, dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Board of Directors or a committee of the Directors, officers or employees of the Fund, regardless of whether such counsel or expert may also be a Director.

Section 4.                Survival of Indemnification and Advancement of Expenses. The indemnification and advancement of expenses provided by, or granted pursuant to, this Article IV shall, unless otherwise provided when authorized or ratified, continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 5.                Insurance. The Directors may maintain insurance for the protection of the Fund’s property, the shareholders, Directors, officers, employees and agents in such amount as the Directors shall deem adequate to cover possible tort liability, and such other insurance as the Directors in their sole judgment shall deem advisable or is required by the 1940 Act.

Section 6.                Subrogation. In the event of payment by the Fund to an Indemnitee under the Charter or these Bylaws, the Fund shall be subrogated to the extent of such payment to all of the rights of recovery of the Indemnitee, who shall execute such documents and do such acts as

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the Fund may reasonably request to secure such rights and to enable the Fund effectively to bring suit to enforce such rights.

ARTICLE V.

STOCK

Section 1.                Shares of Stock. Except as otherwise provided in a resolution approved by the Board of Directors, all Shares of the Fund shall be uncertificated Shares.

Section 2.                Transfer Agents, Registrars and the Like. The Directors shall have authority to employ and compensate such transfer agents and registrars with respect to the Shares of the Fund as the Directors shall deem necessary or desirable. The transfer agent or transfer agents may keep the applicable register and record therein the original issues and transfers, if any, of the Shares. Any such transfer agents and/or registrars shall perform the duties usually performed by transfer agents and registrars of certificates of stock in a corporation, as modified by the Directors. In addition, the Directors shall have power to employ and compensate such dividend disbursing agents, warrant agents and agents for the reinvestment of dividends as they shall deem necessary or desirable. Any of such agents shall have such power and authority as is delegated to any of them by the Directors.

Section 3.                Transfer of Shares. Shares of the Fund shall be transferable in the manner prescribed by the Charter, these Bylaws and applicable binding law. Transfers of Shares shall be made on the books of the Fund, and in the case of certificated Shares, only by the person named in the certificate or by such person’s attorney lawfully constituted in writing and upon the surrender of the certificate therefor, properly endorsed for transfer and payment of all necessary transfer taxes; or, in the case of uncertificated Shares, upon receipt of proper transfer instructions from the registered holder of the Shares or by such person’s attorney lawfully constituted in writing, and upon payment of all necessary transfer taxes and compliance with appropriate procedures for transferring Shares in uncertificated form; provided, however, that such surrender and endorsement, compliance or payment of taxes shall not be required in any case in which the officers of the Fund shall determine to waive such requirement. If any certificated Shares are issued as provided in Section 1 of this Article V, they may be transferred only by the person named in the certificate or by such person’s attorney lawfully constituted in writing and upon the surrender of the certificate therefor, properly endorsed for transfer and payment of all necessary transfer taxes. With respect to certificated Shares, every certificate exchanged, returned or surrendered to the Fund shall be marked “Cancelled,” with the date of cancellation, by the Secretary of the Fund or the transfer agent thereof. No transfer of Shares shall be valid as against the Fund for any purpose until it shall have been entered in the Share records of the Fund by an entry showing from and to whom transferred.

Section 4.                Registered Shareholders. The Fund may deem and treat the holder of record of any Shares as the absolute owner thereof for all purposes and shall not be required to take any notice of any right or claim of right of any other person.

Section 5.                Register of Shares. A register shall be kept at the offices of the Fund or any transfer agent duly appointed by the Directors under the direction of the Directors which shall

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contain the names and addresses of the shareholders and the number of Shares held by them respectively and a record of all transfers thereof. Separate registers shall be established and maintained for each class or series of Shares. Each such register shall be conclusive as to who are the holders of the Shares of the applicable class or series of Shares and who shall be entitled to receive dividends or distributions or otherwise to exercise or enjoy the rights of shareholders. No shareholder shall be entitled to receive payment of any dividend or distribution, nor to have notice given to such Person as herein provided, until such Person has given their address to a transfer agent or such other officer or agent of the Directors as shall keep the register for entry thereon.

Section 6.                Disclosure of Holdings. The holders of Shares or other securities of the Fund shall upon demand disclose to the Directors in writing such information with respect to direct and indirect ownership of Shares or other securities of the Fund as the Directors deem necessary or appropriate.

Section 7.                Signatures. Any or all of the signatures on a certificate may be a facsimile. In case any officer, transfer agent or registrar who has signed or whose facsimile signature has been placed upon a certificate shall have ceased to be such officer, transfer agent or registrar before such certificate is issued, it may be issued by the Fund with the same effect as if such person were such officer, transfer agent or registrar at the date of issue.

Section 8.                Lost Certificates. The Board of Directors may direct a new certificate to be issued in place of any certificate theretofore issued by the Fund alleged to have been lost, stolen or destroyed, upon the making of an affidavit of that fact by the person claiming the certificate of stock to be lost, stolen or destroyed. When authorizing such issue of a new certificate, the Board of Directors may, in its discretion and as a condition precedent to the issuance thereof, require the owner of such lost, stolen or destroyed certificate, or such owner’s legal representative, to advertise the same in such manner as the Board of Directors shall require and/or to give the Fund a bond in such sum as it may direct as indemnity against any claim that may be made against the Fund on account of the alleged loss, theft or destruction of such certificate or the issuance of such new certificate.

ARTICLE VI.

MISCELLANEOUS

Section 1.                Filing. These Bylaws and any amendment or supplement hereto shall be filed in such places as may be required or as the Directors deem appropriate. Each amendment or supplement shall be accompanied by a certificate signed and acknowledged by the Secretary stating that such action was duly taken in a manner provided herein, and shall, upon insertion in the Fund’s minute book, be conclusive evidence of all amendments contained therein.

Section 2.                Governing Law. These Bylaws and the rights of all parties and the validity and construction of every provision hereof shall be subject to and construed according to the laws of the state in which the Fund was formed, although such law shall not be viewed as limiting the powers otherwise granted to the Directors hereunder and any ambiguity shall be viewed in favor of such powers.

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Section 3.                Provisions in Conflict with Law or Regulation.

                                       (a)                        The provisions of these Bylaws are severable, and if the Directors shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, the regulated investment company provisions of the Code or with other applicable binding laws and regulations, the conflicting provision shall be deemed never to have constituted a part of these Bylaws; provided, however, that such determination shall not affect any of the remaining provisions of these Bylaws or render invalid or improper any action taken or omitted prior to such determination.

                                       (b)                        If any provision of these Bylaws shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of these Bylaws in any jurisdiction.

Section 4.                Control Share Acquisition Act. Pursuant to Sections 3-702(b) and (c)(4) of the MGCL, the Board of Directors has adopted a resolution that the Fund shall be subject to Title 3, Subtitle 7 of the MGCL (the “Maryland Control Share Acquisition Act” or the “Act”), which shall apply to the voting rights of holders of shares of stock of the Fund acquired in a control share acquisition to the extent provided in such provisions of the MGCL. Notwithstanding the foregoing sentence, (1) no holder of shares of stock of the Fund shall be entitled to exercise the rights of an objecting stockholder under Section 3-708 of the MGCL; (2) the Act shall not apply to the voting rights of the holders of any shares of preferred stock of the Fund (but only with respect to such shares); (3) the Act shall not apply to the voting rights of any person acquiring shares of stock of the Fund in a control share acquisition (as defined in the Act) if, prior to the acquisition, the person obtains approval of the Board of Directors exempting the acquisition from the Act specifically, generally, or generally by types, which exemption may include the person and the person’s affiliates or associates or other persons; and (4) to the extent that any provisions of the Act are determined to be inconsistent with the 1940 Act, then any such provisions shall not apply.

ARTICLE VII.

AMENDMENT OF BYLAWS

Section 1.                Amendment and Repeal of Bylaws. The Directors shall have the exclusive power to amend or repeal the Bylaws or adopt new Bylaws at any time. Except as may be required by applicable binding law or the Charter, action by the Directors with respect to the Bylaws shall be taken by an affirmative vote of a majority of the Directors. The Directors shall in no event adopt Bylaws which are in conflict with the Charter, and any inconsistency shall be construed in favor of the related provisions in the Charter.

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